Summary of Signification Accounting Policies (Details Narrative)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate	1.00
Foreign currency exchange rate	1.2758
Cash and cash equivalents	$ 474,299	$ 314,431
Interest risk rate	4.77%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interest risk rate		2.50%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest risk rate		4.86%